Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-40681
Entity Registrant Name	WORKSPORT LTD.
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 N America Dr
Entity Address, City or Town	West Seneca
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14224
City Area Code	(888)
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false